OFFICE PROPERTIES AND EQUIPMENT - Summary of office properties and equipment by major classifications (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Total	$ 6,691	$ 6,642	$ 6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	1,565	1,688	1,816
Land
Property, Plant and Equipment [Line Items]
Total	247	247	247
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total	2,577	2,565	2,565
Furniture and equipment
Property, Plant and Equipment [Line Items]
Total	3,732	3,695	3,519
Automobiles
Property, Plant and Equipment [Line Items]
Total	$ 135	$ 135	$ 144